Business and Liquidity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
BUSINESS AND BASIS OF PREPARATION
Restatement Of Previously Filed Financial Statements

For the Six
Months Ended
June 30, 2021
Net cash used in operating activities as previously reported	$(6,441)
Adjustment for (Loss)/Gain on foreign currency transactions	412
Net cash used in operating activities as restated	$(6,029)

Effect of exchange rate changes on cash as previously reported	$25
Adjustment for (Gain)/Loss on foreign currency transactions	(412)
Effect of exchange rate changes on cash as restated	$(387)

For the year ended
December 31,
2021
Net cash used in operating activities as previously reported	$(10,536)
Adjustment for Loss/(Gain) on foreign currency transactions	808
Net cash used in operating activities as restated	$(9,728)

Effect of exchange rate changes on cash as previously reported	$135
Adjustment for (Gain)/Loss on foreign currency transactions	(808)
Effect of exchange rate changes on cash as restated	$(673)